Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Assets

Other assets at December 31, 2011 and 2010 are comprised of the following:

	2011	2010
Margin receivable	$170,656	$31,580
Servicing advances, net of allowance of $17,082 and $2,127, respectively	94,229	111,262
Accrued interest receivable	78,167	53,021
Foreclosure claims receivable, net of allowance of $2,537 and $3,091, respectively	69,572	99,991
Other real estate owned, net of valuation allowance of $15,031 and $10,408, respectively	62,120	56,616
Fair value of derivatives	47,693	98,509
Corporate advances	44,120	52,912
Prepaid assets	12,463	34,711
Goodwill	10,238	10,238
Intangible assets, net	7,404	8,621
Indemnification asset	—	8,680
Other	50,134	55,280

	$646,796	$621,421

Other Real Estate, Roll Forward

A summary of other real estate owned activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
Balance, beginning of year	$56,616	$24,087	$18,010
Additions	65,230	80,801	32,713
Provision on OREO	(14,471)	(16,034)	(3,204)
Sales	(45,255)	(32,238)	(23,432)

Balance, end of year	$62,120	$56,616	$24,087